Interim condensed consolidated statement of financial position - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 5,021,544	$ 5,082,308
Trade and other receivables	9,539,636	4,819,092
Inventories	7,177,346	5,053,960
Other financial assets	206,284	2,194,651
Current tax assets	5,564,971	3,976,295
Other assets	1,707,283	1,664,036
Current assets subtotal	29,217,064	22,790,342
Assets held for sale	52,613	44,032
Total current assets	29,269,677	22,834,374
Non-current assets
Trade and other receivables	738,303	676,607
Other financial assets	1,192,424	877,008
Investment in associates and joint ventures	3,311,616	3,174,628
Property, plant and equipment	69,380,093	66,508,338
Natural and environmental resources	33,235,969	31,934,159
Right-of-use assets	352,639	377,886
Intangible assets	588,393	555,043
Non-current tax assets	8,573,600	8,071,733
Goodwill	1,594,279	1,594,279
Other assets	1,132,741	1,090,114
Total non-current assets	120,100,057	114,859,795
Total assets	149,369,734	137,694,169
Current liabilities
Loans and borrowings	5,323,448	4,923,346
Trade and other payables	9,760,093	8,449,041
Provisions for employee benefits	1,926,005	2,022,137
Current tax liabilities	700,785	1,243,883
Accrued liabilities and provisions	1,019,076	1,221,109
Other liabilities	567,021	391,771
Current liabilities sub total	19,296,428	18,251,287
Liabilities related to non-current assets held for sale	33,240	31,156
Total current liabilities	19,329,668	18,282,443
Non-current liabilities
Loans and borrowings	44,737,022	41,808,408
Trade and other payables	16,336	21,064
Provisions for employee benefits	11,010,528	10,401,530
Non current tax liabilities	2,037,091	1,866,054
Accrued liabilities and provisions	11,635,166	11,206,621
Other liabilities	612,878	608,686
Total non-current liabilities	70,049,021	65,912,363
Total liabilities	89,378,689	84,194,806
Equity
Subscribed and paid in capital	25,040,067	25,040,067
Additional paid in capital	6,607,699	6,607,699
Reserves	10,624,229	9,635,136
Other comprehensive income	8,583,328	7,947,062
Retained earnings	5,531,516	669,900
Equity attributable to owners of parent	56,386,839	49,899,864
Non-controlling interest	3,604,206	3,599,499
Total equity	59,991,045	53,499,363
Total liabilities and equity	$ 149,369,734	$ 137,694,169